                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6471

                Van Kampen Trust For Investment Grade Municipals
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/05

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS JULY 31, 2005 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON      MATURITY       VALUE
-------   -----------                                    ------------   --------   -------------
          MUNICIPAL BONDS 156.4%
          ALABAMA 0.8%
$   750   Birmingham Baptist Med Ctr AL Baptist Hlth
          Sys Ser A                                             5.875%  11/15/24   $     802,020
  2,250   Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A             5.250   01/01/23       2,402,887
    435   Jefferson Cnty, AL Swr Rev Impt Wt Ser A
          (Prerefunded @ 02/01/11) (FGIC Insd)                  5.000   02/01/41         473,015
                                                                                   -------------
                                                                                       3,677,922
                                                                                   -------------

          ARIZONA 1.8%
  4,225   Arizona Tourism & Sports Auth Multipurp
          Stad Fac Ser A (MBIA Insd)                            5.375   07/01/23       4,664,273
  1,000   Glendale, AZ Indl Dev Auth Rfdg                       5.000   12/01/35       1,005,150
  2,800   Phoenix, AZ Civic Impt Corp Arpt Rev Jr
          Lien (AMT) (FGIC Insd)                                5.375   07/01/29       2,850,400
                                                                                   -------------
                                                                                       8,519,823
                                                                                   -------------

          ARKANSAS 0.3%
  1,395   Washington Cnty, AR Hosp Rev Regl Med Ctr
          Ser B Rfdg (a)                                        5.000   02/01/30       1,401,710
                                                                                   -------------

          CALIFORNIA 18.6%
  1,300   Anaheim, CA Pub Fin Auth Lease Rev Pub Impt
          Proj Ser C (FSA Insd)                                 6.000   09/01/16       1,528,683
  8,500   Anaheim, CA Pub Fin Auth Rev Elec Sys Dist
          Fac Ser A (FSA Insd)                                  5.000   10/01/31       8,860,740
  6,355   California Ed Fac Auth Rev Pepperdine Univ
          Ser A Rfdg (FGIC Insd)                                5.000   09/01/33       6,657,752
  1,000   California Pollutn Ctl Fin Auth Solid Wst
          Disp Rev Wst Management Inc Proj Ser B (AMT)          5.000   07/01/27         989,450
  3,000   California St (AMBAC Insd)                            5.125   10/01/27       3,135,210
  1,000   California St Dept Wtr Res Pwr Ser A                  6.000   05/01/15       1,145,270
  4,000   California St Dept Wtr Res Pwr Ser A (AMBAC
          Insd)                                                 5.375   05/01/18       4,404,040
  1,320   California St Dept Wtr Res Pwr Ser A (MBIA
          Insd)                                                 5.125   05/01/19       1,416,769
  1,000   California St Pub Wks Brd UCLA Replacement
          Hosp Ser A (FSA Insd)                                 5.375   10/01/20       1,084,620
  1,350   California Statewide Cmnty Dev Auth Rev
          Daughters of Charity Hlth Ser A                       5.000   07/01/39       1,387,597
  2,000   El Dorado, CA Irr Dist Ctf Ser A (FGIC Insd)          5.000   03/01/21       2,106,300
  2,000   Florin, CA Res Consv Dist Cap Impt Elk
          Grove Wtr Svc Ser A (MBIA Insd)                       5.000   09/01/33       2,100,160
  3,000   Florin, CA Res Consv Dist Cap Impt Elk
          Grove Wtr Svc Ser B (MBIA Insd)                       5.000   03/01/33       3,143,850
  2,000   Foothill/Eastern Corridor Agy CA Toll Rd
          Rev Cap Apprec Rfdg (MBIA Insd)                           *   01/15/17       1,148,300
 20,750   Foothill/Eastern Corridor Agy CA Toll Rd
          Rev Sr Lien Ser A (Escrowed to Maturity)                  *   01/01/23       9,787,360
  3,000   Fremont, CA Uni Sch Dist Ser A (FGIC Insd)            5.000   08/01/25       3,168,000

  1,000   Golden St Tob Securitization Corp CA Tob
          Settlement Rev Enhanced Ser A (a)                     5.000   06/01/45       1,027,640
  1,500   Long Beach, CA Bd Fin Auth Rev Redev Hsg &
          Gas Util Fin Ser  A-1 (AMBAC Insd)                    5.000   08/01/35       1,566,645
  4,020   Oakland, CA Uni Sch Dist (FGIC Insd) (b)              5.250   08/01/18       4,402,744
  1,750   Palm Springs, CA Fin Auth Lease Rev
          Convention Ctr Proj Ser A (MBIA Insd)                 5.500   11/01/35       1,956,290
  3,000   Port Oakland, CA Ser M (FGIC Insd)                    5.250   11/01/18       3,294,360
  2,000   Salinas, CA Uni High Sch Dist Ser A (MBIA
          Insd)                                                 5.000   06/01/27       2,105,140
  3,000   San Francisco, CA City & Cnty Pub Util Com
          Wtr Rev Ser A (MBIA Insd)                             5.000   11/01/32       3,140,370
  3,000   San Francisco, CA City & Cnty Second Ser
          Issue 29 B Rfdg (FGIC Insd)                           5.125   05/01/20       3,203,370
  3,000   San Jose, CA Fin Auth Lease Rev Civic Ctr
          Proj Ser B Rfdg (AMBAC Insd)                          5.000   06/01/32       3,114,300
  1,500   San Marcos, CA Pub Fac Auth Tax Alloc Rev
          Proj Areas No 2 & 3 Fin Proj Ser C (AMBAC
          Insd)                                                 5.000   08/01/38       1,582,530
  3,745   Santa Clarita, CA Cmnty College
          (Prerefunded @ 08/01/11) (FGIC Insd)                  5.000   08/01/23       4,125,417
  3,000   Temecula, CA Redev Agy Tax Temecula Redev
          Proj No 1 (MBIA Insd)                                 5.250   08/01/36       3,191,670
  1,600   Turlock, CA Hlth Fac Rev Ctf Part Emanuel
          Med Ctr Inc                                           5.375   10/15/34       1,662,640
                                                                                   -------------
                                                                                      86,437,217
                                                                                   -------------

          COLORADO 3.5%
  4,000   Adams & Arapahoe Cntys CO Sch Dist 28 Ser A
          (FSA Insd)                                            5.250   12/01/20       4,405,000
  2,000   Aurora, CO Ctf Part (AMBAC Insd)                      5.500   12/01/30       2,173,860
  2,325   Colorado Ed & Cultural Fac Auth Rev Student
          Hsg Univ CO Fndtn Proj (AMBAC Insd)                   5.000   07/01/32       2,420,767
  1,000   Colorado Hlth Fac Auth Rev Catholic Hlth
          Initiatives Ser A (Escrowed to Maturity)              5.500   03/01/32       1,105,750
  1,125   Colorado Hlth Fac Auth Rev Hosp Portercare
          Adventist Hlth                                        6.500   11/15/31       1,246,162
     51   Colorado Hsg Fin Auth Single Family Pgm Sr
          Ser B1 (AMT)                                          7.650   11/01/26          51,555
  2,650   Colorado Springs, CO Util Rev Sys Sub Lien
          Impt Ser B                                            5.000   11/15/30       2,765,778
  1,805   Lakewood, CO Ctf Part (AMBAC Insd) (b)                5.300   12/01/16       1,961,421
                                                                                   -------------
                                                                                      16,130,293
                                                                                   -------------

          CONNECTICUT 1.1%
  2,750   Bridgeport, CT Ser A Rfdg (FGIC Insd)                 5.375   08/15/14       3,035,807
  1,830   Connecticut St Spl Oblig Pkg Rev Bradley
          Intl Arpt Ser A (AMT) (ACA Insd)                      6.600   07/01/24       1,979,273
                                                                                   -------------
                                                                                       5,015,080
                                                                                   -------------

          DISTRICT OF COLUMBIA 0.9%
  2,000   District of Columbia Rev Friendship Pub
          Charter Sch Inc (ACA Insd)                            5.750   06/01/18       2,177,480
      5   District of Columbia Ser E (FSA Insd) (b)             6.000   06/01/13           5,014
  2,000   Metropolitan Washington DC Arpt Auth Sys
          Ser A (AMT) (FGIC Insd)                               5.250   10/01/32       2,094,700
                                                                                   -------------
                                                                                       4,277,194
                                                                                   -------------

          FLORIDA 7.9%
  5,320   Dade Cnty, FL Spl Oblig Cap Apprec Ser B
          Rfdg (Prerefunded @ 10/01/08) (AMBAC Insd)                *   10/01/26       1,592,223
    340   Escambia Cnty, FL Hlth Fac Auth Hlth Fac
          Rev FL Hlthcare Fac Ln (AMBAC Insd)                   5.950   07/01/20         343,063
  1,000   Florida St Brd Ed Lottery Rev Ser A (FGIC
          Insd)                                                 6.000   07/01/14       1,124,400

  2,500   Florida St Brd of Ed Cap Outlay Pub Ed Ser
          C (Prerefunded @ 06/01/10) (FGIC Insd)                5.750   06/01/29       2,802,375
  5,000   Florida St Dept Trans Tpk Rev Ser A                   5.000   07/01/29       5,302,950
  1,000   Highlands Cnty, FL Hlth Fac Auth Rev Hosp
          Adventist Hlth Sys Ser D                              5.375   11/15/35       1,049,000
  4,550   Hillsborough Cnty, FL Sch Dist (Prerefunded
          @ 10/01/11) (AMBAC Insd)                              5.375   10/01/17       5,036,941
  2,000   Miami-Dade Cnty, FL Aviation Miami Intl
          Arpt (AMT) (FGIC Insd)                                5.375   10/01/27       2,124,260
  2,000   Miami-Dade Cnty, FL Aviation Ser A (AMT)
          (FSA Insd)                                            5.125   10/01/35       2,077,760
  2,000   Miami-Dade Cnty, FL Hlth Fac Miami Children
          Hosp Ser A Rfdg (AMBAC Insd)                          5.000   08/15/20       2,096,040
  1,655   Reedy Creek Impt Dist FL Ser A Rfdg (AMBAC
          Insd)                                                 5.500   06/01/11       1,834,799
  3,465   Reedy Creek Impt Dist FL Ser C (Prerefunded
          @ 01/01/06) (AMBAC Insd)                              4.750   06/01/15       3,530,038
  1,210   Saint Lucie Cnty, FL Sch Brd Ctf Ser A (FSA
          Insd) (b)                                             5.500   07/01/14       1,344,128
  1,000   Tallahassee, FL Lease Rev FL St Univ Proj
          Ser A (MBIA Insd) (b)                                 5.500   08/01/17       1,102,170
  1,250   Tampa, FL Hosp Rev Cap Impt H Lee Moffitt
          Ser A                                                 5.750   07/01/19       1,320,212
  2,880   Tampa, FL Occupational License Ser A Rfdg
          (FGIC Insd)                                           5.375   10/01/15       3,184,157
  1,000   Village Ctr Cmnty Dev Dist FL Recreational
          Rev Ser A (MBIA Insd)                                 5.125   11/01/36       1,066,740
                                                                                   -------------
                                                                                      36,931,256
                                                                                   -------------

          GEORGIA 4.6%
  2,285   Albany-Dougherty, GA Inner City Auth Rev
          Albany St Univ Student Hsg Ser A (XLCA Insd)          5.000   07/01/31       2,389,516
  2,000   Atlanta, GA Arpt Passenger Fac Charge Rev
          Gen Sub Lien Ser C (FSA Insd)                         5.000   01/01/33       2,100,500
  3,715   Atlanta, GA Wtr & Wastewtr Rev (FSA Insd)             5.000   11/01/22       3,953,949
  1,500   George L Smith II GA World Congress Cent
          Auth Rev Domed Stad Proj Rfdg (AMT) (MBIA
          Insd)                                                 5.500   07/01/20       1,618,545
  5,575   Georgia Muni Elec Auth Pwr Rev Ser Y (MBIA
          Insd)                                                 6.500   01/01/17       6,706,725
    240   Georgia Muni Elec Auth Pwr Rev Ser Y
          (Escrowed to Maturity) (MBIA Insd)                    6.500   01/01/17         290,150
     85   Georgia Muni Elec Auth Pwr Rev Ser Y
          (Prerefunded @ 01/01/14) (MBIA Insd)                  6.500   01/01/17         102,461
  4,000   Municipal Elec Auth GA Combustion Turbine
          Proj Ser A (MBIA Insd)                                5.250   11/01/16       4,395,160
                                                                                   -------------
                                                                                      21,557,006
                                                                                   -------------

          ILLINOIS 10.6%
  2,000   Bedford Park, IL Ser A Rfdg (FSA Insd)                5.250   12/15/20       2,196,260
  2,000   Chicago, IL Brd of Ed (Prerefunded @
          12/01/10) (FGIC Insd)                                 5.500   12/01/31       2,215,540
  2,000   Chicago, IL Brd of Ed Chicago Sch Reform
          (Prerefunded @ 12/01/07) (AMBAC Insd)                 5.750   12/01/20       2,164,440
  1,500   Chicago, IL Lakefront Millennium Pk Fac
          (MBIA Insd)                                           5.125   01/01/28       1,559,085
  1,500   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
          Third Lien C-2 Rfdg (AMT) (XLCA Insd)                 5.250   01/01/34       1,578,630
  2,000   Chicago, IL O'Hare Intl Arpt Rev Second
          Lien Passenger Fac Ser B (AMBAC Insd)                 5.500   01/01/17       2,189,160
  3,500   Chicago, IL Proj Ser A Rfdg (MBIA Insd) (c)           5.000   01/01/31       3,625,160

  1,000   Chicago, IL Wastewtr Transmission Rev
          Second Lien (Prerefunded @ 01/01/10) (MBIA
          Insd)                                                 6.000   01/01/30       1,120,850
  3,500   Du Page Cnty, IL Fst Presv Dist                           *   11/01/10       2,900,520
  2,545   Du Page Cnty, IL Trans Rev (Prerefunded @
          07/01/11) (FSA Insd)                                  5.750   01/01/15       2,861,114
  1,600   Grundy, Kendall, & Will Cntys (AMBAC Insd)
          (b)                                                   5.500   05/01/15       1,746,672
  1,475   Illinois Dev Fin Auth Rev Loc Govt Pgm
          Geneva Cmnty 304 Ser B (FSA Insd) (b)                 5.750   01/01/15       1,648,622
  1,145   Illinois Dev Fin Auth Rev Loc Govt Pgm
          Geneva Cmnty 304 Ser B (FSA Insd) (b)                 5.750   01/01/17       1,278,392
  3,285   Illinois Dev Fin Auth Rev Presbyterian Home
          Lake Proj Ser B (FSA Insd)                            6.300   09/01/22       3,461,963
  2,000   Illinois Ed Fac Auth Rev Lewis Univ                   6.100   10/01/16       2,022,440
  1,325   Illinois Fin Auth Student Hsg Rev MJH Ed
          Assistance IV Sr Ser A                                5.125   06/01/35       1,331,453
  1,250   Illinois Hlth Fac Auth Rev Evangelical Hosp
          Ser C (FSA Insd)                                      6.750   04/15/17       1,517,637
    700   Illinois Hlth Fac Auth Rev Highland Park
          Hosp Proj Ser A (Prerefunded @ 10/01/07)
          (MBIA Insd)                                           5.750   10/01/17         754,131
  2,275   Illinois Hlth Fac Auth Rev South Suburban
          Hosp (Escrowed to Maturity)                           7.000   02/15/18       2,790,469
  1,000   Illinois St (FGIC Insd)                               5.250   12/01/20       1,026,980
  2,000   Illinois St First Ser (FGIC Insd)                     5.375   11/01/14       2,197,960
    250   Metropolitan Pier & Expo Auth IL Dedicated
          St Tax Rev McCormick Pl Expn Proj (FGIC
          Insd)                                                 5.375   12/15/18         271,487
  8,845   Metropolitan Pier & Expo Auth IL Dedicated
          St Tax Rev McCormick Pl Expn Ser A (FGIC
          Insd)                                                     *   06/15/16       5,585,971
  1,105   Saint Clair Cnty, IL Pub Bldg Comm Bldg Rev
          Cap Apprec Ser B (FGIC Insd)                              *   12/01/15         715,366
  1,000   Southern IL Univ Rev Cap Apprec Hsg & Aux
          (MBIA Insd)                                               *   04/01/29         320,430
                                                                                   -------------
                                                                                      49,080,732
                                                                                   -------------

          INDIANA 3.3%
  2,560   East Washington, IN Multi Sch Bldg Corp
          First Mtg (FGIC Insd)                                 5.375   07/15/28       2,775,219
  2,000   Indiana Hlth Fac Fin Auth Hosp Rev Cmnty
          Proj Ser A (AMBAC Insd)                               5.000   05/01/35       2,099,080
  2,000   Indiana Trans Fin Auth Toll Rd Lease Rev
          Rfdg (AMBAC Insd)                                     5.375   07/01/09       2,083,900
  1,000   Marion Cnty, IN Convention & Rec Fac Auth
          Excise Tax Rev (MBIA Insd)                                *   06/01/14         693,920
  1,200   North Adams, IN Cmnty Sch Renovation Bldg
          Corp Cap Apprec First Mtg (FSA Insd) (b)                  *   07/15/15         783,180
  1,280   North Adams, IN Cmnty Sch Renovation Bldg
          Corp Cap Apprec First Mtg (FSA Insd) (b)                  *   01/15/19         698,547
  1,500   Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt
          (AMT)                                                 5.950   12/01/29       1,563,720
  1,605   Richland Beanblossom, IN Sch First Mtg
          (Prerefunded @ 07/15/11) (FGIC Insd) (b)              5.500   07/15/12       1,784,551
  2,530   Vigo Cnty, IN Sch Bldg Corp First Mtg Impt
          & Rfdg (FSA Insd)                                     5.250   07/10/24       2,702,495
                                                                                   -------------
                                                                                      15,184,612
                                                                                   -------------

          IOWA 0.8%
  1,685   Des Moines, IA Pub Pkg Sys Ser A (FGIC
          Insd) (b)                                             5.750   06/01/15       1,856,668
  1,785   Des Moines, IA Pub Pkg Sys Ser A (FGIC
          Insd) (b)                                             5.750   06/01/16       1,966,856
                                                                                   -------------
                                                                                       3,823,524
                                                                                   -------------

          KENTUCKY 1.2%
  1,000   Kenton Cnty, KY Arpt Brd Rev
          Cincinnati/Northn KY Intl Arpt Ser A Rfdg
          (AMT) (MBIA Insd)                                     6.200   03/01/08       1,069,540
  1,500   Kenton Cnty, KY Arpt Brd Rev
          Cincinnati/Northn KY Intl Arpt Ser A Rfdg
          (AMT) (MBIA Insd)                                     6.250   03/01/09       1,628,310
  2,450   Louisville & Jefferson Cnty, KY Swr Ser A
          (MBIA Insd) (b)                                       5.500   05/15/16       2,733,195
                                                                                   -------------
                                                                                       5,431,045
                                                                                   -------------

          LOUISIANA 0.6%
  1,000   Ernest N Morial-New Orleans, LA Exhib Hall
          Auth Spl Tax Sr Sub Ser A (AMBAC Insd)                5.000   07/15/33       1,040,250
  1,495   Louisiana Hsg Fin Agy Rev Azalea Estates
          Ser A Rfdg (AMT) (GNMA Collateralized)                5.375   10/20/39       1,565,220
                                                                                   -------------
                                                                                       2,605,470
                                                                                   -------------

          MARYLAND 1.1%
  2,250   Maryland St Trans Auth Arpt Baltimore/Wash
          Intl Arpt Ser B (AMT) (AMBAC Insd)                    5.125   03/01/24       2,370,330
  2,350   Northeast, MD Wst Disp Auth Rfdg (AMT)
          (AMBAC Insd)                                          5.500   04/01/16       2,557,294
                                                                                   -------------
                                                                                       4,927,624
                                                                                   -------------

          MASSACHUSETTS 2.3%
    500   Massachusetts St Hlth & Ed Fac Auth Rev
          Hlthcare Sys Covenant Hlth                            6.000   07/01/31         536,775
  1,000   Massachusetts St Hlth & Ed Fac Auth Rev
          Partn Hlthcare Sys Ser C                              5.750   07/01/32       1,107,430
  1,000   Massachusetts St Indl Fin Agy Rev Wentworth
          Institute Tech                                        5.650   10/01/18       1,051,310
  2,805   Massachusetts St Port Auth Rev Ser A (MBIA
          Insd)                                                 5.000   07/01/22       2,983,959
  2,000   Massachusetts St Sch Bldg Auth Dedicated
          Sales Tax Rev Ser A (MBIA Insd) (a)                   5.000   08/15/27       2,131,840
  2,500   Massachusetts St Spl Oblig Dedicated Tax
          Rev (Prerefunded @ 01/01/14) (FGIC Insd)              5.000   01/01/34       2,721,000
                                                                                   -------------
                                                                                      10,532,314
                                                                                   -------------

          MICHIGAN 6.7%
  3,015   Detroit, MI Downtown Dev Auth Tax Increment
          Rev Ser C1                                                *   07/01/17       1,697,656
  3,050   Detroit, MI Downtown Dev Auth Tax Increment
          Rev Ser C1 (b)                                            *   07/01/18       1,630,408
  3,050   Detroit, MI Downtown Dev Auth Tax Increment
          Rev Ser C1 (b)                                            *   07/01/19       1,549,065
  3,050   Detroit, MI Downtown Dev Auth Tax Increment
          Rev Ser C1 (b)                                            *   07/01/22       1,309,792
  3,050   Detroit, MI Downtown Dev Auth Tax Increment
          Rev Ser C1 (b)                                            *   07/01/23       1,239,459
  3,050   Detroit, MI Downtown Dev Auth Tax Increment
          Rev Ser C1 (b)                                            *   07/01/24       1,165,741
  2,965   Detroit, MI Wtr Supply Sys Ser C (MBIA
          Insd) (b)                                             5.250   07/01/20       3,252,397
  3,500   Grand Rapids, MI Downtown Dev Cap Apprec
          (MBIA Insd)                                               *   06/01/15       2,325,190
  2,765   Grand Rapids, MI Downtown Dev Cap Apprec
          (MBIA Insd)                                               *   06/01/16       1,749,084
  1,000   Grand Rapids, MI Wtr Supply Sys Rfdg (FGIC
          Insd)                                                 5.750   01/01/13       1,108,390
  1,000   Kent Hosp Fin Auth MI Rev Met Hosp Proj Ser
          A                                                     6.000   07/01/35       1,076,700

  4,000   Michigan St Bldg Auth Rev Fac Pgm Ser III
          Rfdg (FSA Insd)                                       5.000   10/15/26       4,190,720
  2,850   Michigan St Hosp Fin Auth Rev Ascension
          Hlth Cr Ser A (Prerefunded @ 11/15/09)
          (MBIA Insd)                                           5.750   11/15/18       3,157,487
  2,500   Michigan St Strategic Fd Detroit Edison Co
          Proj Ser A (AMT) (XLCA Insd)                          5.500   06/01/30       2,696,400
  1,500   Michigan St Strategic Fd Detroit Edison Co
          Proj Ser C Rfdg (AMT) (XLCA Insd)                     5.450   12/15/32       1,596,000
  1,355   Zeeland, MI Pub Sch Bldg & Site (MBIA Insd)
          (b)                                                   5.250   05/01/21       1,476,381
                                                                                   -------------
                                                                                      31,220,870
                                                                                   -------------

          MINNESOTA 2.1%
  5,000   Minneapolis & Saint Paul, MN Metro Arpt
          Comm Arpt Rev Ser A (FGIC Insd)                       5.125   01/01/31       5,181,100
     50   Minnesota Agric & Econ Dev Brd Rev Hlthcare
          Sys A (MBIA Insd)                                     5.750   11/15/26          53,507
  2,750   Minnesota Agric & Econ Dev Brd Rev Hlthcare
          Sys A (Prerefunded @ 11/15/07) (MBIA Insd)            5.750   11/15/26       2,974,428
  1,550   Stillwater, MN Hlthcare Rev Hlth Sys Oblig
          Group                                                 5.000   06/01/35       1,589,634
                                                                                   -------------
                                                                                       9,798,669
                                                                                   -------------

          MISSISSIPPI 0.7%
  3,250   Mississippi Business Fin Corp MS Pollutn
          Ctl Rev Sys Energy Res Inc Proj                       5.875   04/01/22       3,298,783
                                                                                   -------------

          MISSOURI 1.1%
  1,500   Cape Girardeau Cnty, MO Indl Dev Auth
          Hlthcare Fac Rev Southeast MO Hosp Assoc              5.625   06/01/27       1,565,535
  1,625   Jefferson Cnty, MO Reorg Sch Dist No R-6
          (FGIC Insd)                                           5.625   03/01/20       1,784,039
  1,500   Kansas City, MO Met Cmnty Leasehold Jr
          College Impt & Rfdg (FGIC Insd)                       5.500   07/01/17       1,651,995
                                                                                   -------------
                                                                                       5,001,569
                                                                                   -------------

          NEBRASKA 1.7%
  1,190   Dodge Cnty, NE Sch Dist No 001 Fremont
          (Prerefunded @ 12/15/10) (FSA Insd)                   5.750   12/15/13       1,334,228
  4,000   Nebraska Pub Pwr Dist Rev Ser A (AMBAC Insd)          5.000   01/01/35       4,190,280
  2,260   University NE Univ Rev Lincoln Student Fees
          & Fac Ser B                                           5.000   07/01/23       2,384,933
                                                                                   -------------
                                                                                       7,909,441
                                                                                   -------------

          NEVADA 2.0%
  4,000   Clark Cnty, NV Arpt Rev Sub Lien Ser A-2
          (FGIC Insd)                                           5.000   07/01/36       4,167,880
  3,500   Clark Cnty, NV Indl Dev Rev Southwest Gas
          Corp Proj Ser D (AMT) (FGIC Insd)                     5.250   03/01/38       3,663,135
  1,500   Reno, NV Sr Lien Retrac Reno Trans Proj
          (AMBAC Insd)                                          5.125   06/01/32       1,568,850
                                                                                   -------------
                                                                                       9,399,865
                                                                                   -------------

          NEW HAMPSHIRE 0.8%
  1,000   New Hampshire Hlth & Ed Fac Auth Rev
          Derryfield Sch                                        7.000   07/01/30       1,068,220
  1,470   New Hampshire Hlth & Ed Fac Auth Rev
          Southern NH Univ (ACA Insd)                           5.000   01/01/36       1,500,958
  1,000   New Hampshire St Bus Fin Auth Wtr Fac Rev
          Pennichuck Wtrwks Inc (AMT) (AMBAC Insd)              6.300   05/01/22       1,070,850
                                                                                   -------------
                                                                                       3,640,028
                                                                                   -------------

          NEW JERSEY 12.1%
  4,000   Essex Cnty, NJ Impt Auth Rev Proj Consldtn
          Rfdg (MBIA Insd)                                      5.125   10/01/21       4,321,720
  5,650   Garden St Preservation Tr NJ Ser A (FSA
          Insd)                                                 5.250   11/01/19       6,225,509
  1,500   New Jersey Econ Dev Auth Cig Tax                      5.750   06/15/34       1,600,260
  1,500   New Jersey Econ Dev Auth Rev Motor Veh Surp
          Rev Ser A (MBIA Insd)                                 5.000   07/01/23       1,597,095
 25,000   New Jersey Econ Dev Auth St Contract Econ
          Recovery (MBIA Insd)                                  5.900   03/15/21      30,105,000
  1,030   New Jersey Hlthcare Fac Fin Auth Rev Gen
          Hosp Ctr Passaic (Escrowed to Maturity)
          (FSA Insd)                                            6.000   07/01/06       1,057,347
  3,000   New Jersey St Ed Fac Auth Higher Ed Cap
          Impt Ser A (AMBAC Insd)                               5.250   09/01/19       3,286,530
    710   New Jersey St Tpk Auth Tpk Rev Ser A (MBIA
          Insd)                                                 6.000   01/01/11         799,751
    290   New Jersey St Tpk Auth Tpk Rev Ser A
          (Escrowed to Maturity) (MBIA Insd)                    6.000   01/01/11         328,498
  3,000   New Jersey St Tpk Auth Tpk Rev Ser C-1
          (AMBAC Insd)                                          5.000   01/01/35       3,115,710
  2,385   New Jersey St Trans Corp Ctfs Fed Trans
          Admin Grants Ser A (Prerefunded @ 09/15/09)
          (AMBAC Insd)                                          5.750   09/15/11       2,614,652
  1,250   Passaic Cnty, NJ Impt Auth Lease Rev
          Preakness Hlthcare Ctr Proj (AMBAC Insd)              5.000   05/01/30       1,318,025
                                                                                   -------------
                                                                                      56,370,097
                                                                                   -------------

          NEW MEXICO 0.3%
  1,250   Jicarilla, NM Apache Nation Rev Ser A
          (Acquired 10/23/2003, Cost $1,274,428) (d)            5.500   09/01/23       1,338,013
                                                                                   -------------

          NEW YORK 21.2%
  3,000   Metropolitan Trans Auth NY Commuter Fac Rev
          Ser A (Prerefunded @ 01/01/08) (MBIA Insd)            5.625   07/01/27       3,235,830
  2,000   Metropolitan Trans Auth NY Trans Fac Rev
          Svc Contract Ser R (Prerefunded @ 07/01/15)           5.500   07/01/17       2,301,120
  2,500   New York City Muni Wtr Fin Auth Wtr & Swr
          Sys Rev Ser D                                         5.000   06/15/39       2,623,300
  3,000   New York City Ser A Rfdg                              7.000   08/01/06       3,123,690
  3,500   New York City Ser E (FSA Insd)                        5.000   11/01/20       3,750,110
  1,850   New York City Ser G (Prerefunded @ 10/15/07)          5.875   10/15/14       1,986,882
  1,000   New York City Ser H                                   5.750   03/15/13       1,107,670
  1,700   New York City Ser I                                   6.000   04/15/12       1,796,458
  3,300   New York City Ser I (Prerefunded @ 04/15/07)          6.000   04/15/12       3,506,646
 10,000   New York City Trans Auth Trans Fac
          Livingston Plaza Proj Rfdg (Escrowed to
          Maturity) (FSA Insd)                                  5.400   01/01/18      11,304,200
  3,000   New York City Transitional Future Tax Secd
          Ser A Rfdg (e)                                 5.500/14.000   11/01/26       3,308,430
  5,305   New York City Transitional Future Tax Secd
          Ser C (AMBAC Insd)                                    5.250   08/01/20       5,784,466
  2,000   New York City Transitional Future Tax Secd
          Ser C (AMBAC Insd)                                    5.250   08/01/22       2,180,760
  4,545   New York City Transitional Future Tax Secd
          Ser D (MBIA Insd)                                     5.250   02/01/21       4,965,640
  2,500   New York St Dorm Auth Lease Rev Muni Hlth
          Fac Impt Pgm Ser A (FSA Insd)                         5.500   05/15/25       2,648,000
  1,250   New York St Dorm Auth Lease Rev St Univ
          Dorm Fac Ser C (Prerefunded @ 07/01/09)
          (MBIA Insd)                                           5.500   07/01/29       1,374,200

 11,640   New York St Dorm Auth Rev City Univ Sys Ser
          C                                                     7.500   07/01/10      12,943,447
  3,000   New York St Dorm Auth Rev St Univ Ed Fac
          (Prerefunded @ 05/15/10) (FGIC Insd)                  5.750   05/15/24       3,368,250
  2,000   New York St Dorm Auth Rev St Univ Ed Fac
          1989 Res (MBIA Insd)                                  6.000   05/15/16       2,257,000
    630   New York St Dorm Auth Rev St Univ Ed Fac
          Ser B                                                 5.250   05/15/10         679,770
  1,500   New York St Environmental Fac Revolving Fd
          Ser C                                                 5.000   07/15/21       1,606,050
  2,840   New York St Loc Govt Assistance Corp Ser E
          Rfdg                                                  6.000   04/01/14       3,294,343
  5,875   New York St Med Care Fac Fin Agy Rev Saint
          Peter's Hosp Proj Ser A (AMBAC Insd)                  5.375   11/01/20       5,965,828
  1,500   New York St Urban Dev Corp Rev Proj Cent
          for Indl Innovation Rfdg                              5.500   01/01/13       1,669,170
  3,000   Port Auth NY & NJ Spl Oblig Rev Spl Proj
          JFK Intl Arpt Terminal 6 (AMT) (MBIA Insd)            5.750   12/01/22       3,222,750
  3,000   Port Auth NY & NJ Spl Oblig Rev Spl Proj
          JFK Intl Arpt Terminal 6 (AMT) (MBIA Insd)            5.750   12/01/25       3,167,100
  4,000   Triborough Brdg & Tunl Auth NY Rev Rfdg
          (MBIA Insd)                                           5.000   11/15/32       4,177,280
  1,000   Westchester Tob Asset Securitization Corp NY          5.125   06/01/38       1,013,670
                                                                                   -------------
                                                                                      98,362,060
                                                                                   -------------

          NORTH CAROLINA 4.9%
  2,000   Johnston Cnty, NC (Prerefunded @ 03/01/10)
          (FGIC Insd)                                           5.900   03/01/19       2,262,180
  1,000   North Carolina Eastern Muni Pwr Agy Pwr Sys
          Rev Ser D                                             6.750   01/01/26       1,114,290
 15,000   North Carolina Muni Pwr Agy No 1 Catawba
          Elec Rev Rfdg (MBIA Insd)                             6.000   01/01/12      17,061,150
  2,300   North Carolina Muni Pwr Agy Ser A (MBIA
          Insd)                                                 5.250   01/01/19       2,504,539
                                                                                   -------------
                                                                                      22,942,159
                                                                                   -------------

          NORTH DAKOTA 0.2%
    985   North Dakota St Hsg Fin Agy Rev Hsg Fin Pgm
          Home Mtg Fin Ser B (AMT) (MBIA Insd)                  5.500   07/01/29         998,071
                                                                                   -------------

          OHIO 1.3%
  1,000   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
          Proj                                                  7.500   01/01/30       1,128,260
  1,000   Delaware Cnty, OH Cap Fac (Prerefunded @
          12/01/10)                                             6.000   12/01/25       1,138,730
  1,000   Hamilton, OH One Renaissance Ctr Ser A
          (AMBAC Insd)                                          5.500   11/01/16       1,115,000
  1,000   Mahoning Cnty, OH Hosp Fac Forum Hlth Oblig
          Group Ser A                                           6.000   11/15/32       1,087,510
  1,840   Pickerington, OH Loc Sch Dist Cap Apprec
          Sch Fac Contr (FGIC Insd)                                 *   12/01/12       1,389,126
                                                                                   -------------
                                                                                       5,858,626
                                                                                   -------------

          OKLAHOMA 1.9%
  1,505   Alva, OK Hosp Auth Hosp Rev Sales Tax
          (Radian Insd)                                         5.250   06/01/25       1,589,551
  1,500   Jenks, OK Aquarium Auth Rev First Mtg
          (Prerefunded @ 07/01/10) (MBIA Insd)                  6.100   07/01/30       1,705,395
  1,575   Oklahoma City, OK Arpt Tr Jr Lien 27th Ser
          B (AMT) (FSA Insd)                                    5.750   07/01/16       1,701,000
  1,000   Oklahoma City, OK Pub Ppty Auth Hotel Tax
          Rev (FGIC Insd)                                       5.250   10/01/29       1,087,430

  2,250   Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev
          (AMBAC Insd)                                          6.250   11/01/22       2,538,045
                                                                                   -------------
                                                                                       8,621,421
                                                                                   -------------

          OREGON 2.3%
  4,000   Oregon Hlth Sciences Univ Insd Ser A (MBIA
          Insd)                                                 5.250   07/01/22       4,361,120
  3,000   Oregon St Dept Admin Ser C Rfdg (MBIA Insd)           5.250   11/01/17       3,270,840
    920   Oregon St Vets Welfare Ser 76A                        6.050   10/01/28         924,674
  1,985   Portland, OR Urban Renewal & Redev Downtown
          Wtrfront Ser A (AMBAC Insd)                           5.750   06/15/16       2,210,278
                                                                                   -------------
                                                                                      10,766,912
                                                                                   -------------

          PENNSYLVANIA 4.4%
  1,250   Allegheny Cnty, PA San Auth Swr Rev
          (Prerefunded @ 12/01/10) (MBIA Insd)                  5.750   12/01/16       1,401,713
  4,680   Erie, PA Sch Dist Cap Apprec Rfdg (FSA Insd)              *   09/01/19       2,506,982
  3,295   Falls Twp, PA Hosp Auth Hosp Rev DE Vly Med
          Rfdg (FHA Gtd)                                        7.000   08/01/22       3,371,708
  1,500   Harrisburg, PA Auth Res Gtd Sub Ser D-2
          (FSA Insd) (f)                                        5.000   12/01/33       1,613,325
  1,655   Harrisburg, PA Cap Apprec Ser D Rfdg (AMBAC
          Insd)                                                     *   09/15/16       1,028,831
  1,570   Harrisburg, PA Cap Apprec Ser D Rfdg (AMBAC
          Insd)                                                     *   03/15/19         860,674
  1,385   Harrisburg, PA Cap Apprec Ser F Rfdg (AMBAC
          Insd)                                                     *   09/15/19         742,692
  1,500   Penn Cambria Sch Dist PA Cap Apprec (FGIC
          Insd) (b)                                                 *   08/15/20         764,565
     60   Penn Hills, PA (Prerefunded @ 12/01/07)
          (FGIC Insd)                                           5.900   12/01/17          64,042
  1,000   Pennsylvania St Higher Ed Fac Auth College
          & Univ Rev Bryn Mawr College (MBIA Insd)              5.625   12/01/27       1,060,250
  1,000   Philadelphia, PA Auth Indl Dev Philadelphia
          Arpt Sys Proj Ser A (AMT) (FGIC Insd)                 5.125   07/01/19       1,051,660
  1,500   Pittsburgh, PA Ser A (Prerefunded @
          09/01/09) (FGIC Insd)                                 5.750   09/01/23       1,641,315
  1,005   Southeast Delco Sch Dist PA Cap Apprec
          (MBIA Insd)                                               *   02/01/17         610,477
  3,500   State Pub Sch Bldg Auth PA Sch Rev Lease-
          Philadelphia Sch Dist Proj (FSA Insd)                 5.000   06/01/33       3,657,815
                                                                                   -------------
                                                                                      20,376,049
                                                                                   -------------

          RHODE ISLAND 0.3%
  1,490   Providence, RI Redev Agy Rev Pub Safety &
          Muni Bldgs Ser A (Prerefunded @ 04/01/10)
          (AMBAC Insd)                                          5.500   04/01/14       1,649,370
                                                                                   -------------

          SOUTH CAROLINA 4.2%
  2,275   Beaufort Cnty, SC Tax Increment New Riv
          Redev Proj Area (MBIA Insd) (b)                       5.500   06/01/19       2,539,833
  2,375   Berkeley Cnty, SC Sch Dist Ctf Part
          Berkeley Sch Fac Grp Inc (Escrowed to
          Maturity) (MBIA Insd)                                 5.250   02/01/16       2,422,191
  2,080   Laurens Cnty, SC Sch Dist No 55 Installment
          Pur Rev                                               5.250   12/01/30       2,141,755
  1,840   Myrtle Beach, SC Hospitality Fee Rev Ser A
          (FGIC Insd) (b)                                       5.375   06/01/21       2,025,987
  1,935   Myrtle Beach, SC Hospitality Fee Rev Ser A
          (FGIC Insd) (b)                                       5.375   06/01/22       2,126,062
  3,500   South Carolina Jobs Econ Dev Auth Indl Rev
          Elec & Gas Co Proj Ser A (AMBAC Insd)                 5.200   11/01/27       3,762,920

  3,750   South Carolina Jobs Econ Dev Auth Indl Rev
          Elec & Gas Co Proj Ser B (AMT) (AMBAC Insd)           5.450   11/01/32       4,003,800
    525   Tobacco Settlement Rev Mgmt Auth SC Tob
          Settlement Rev Ser B                                  6.000   05/15/22         559,797
                                                                                   -------------
                                                                                      19,582,345
                                                                                   -------------

          SOUTH DAKOTA 0.8%
  1,375   Deadwood, SD Ctf Part (ACA Insd)                      6.375   11/01/20       1,469,325
  1,000   South Dakota St Hlth & Ed Fac Auth Rev
          Childrens Care Hosp Rfdg                              6.125   11/01/29       1,072,700
    985   South Dakota St Hlth & Ed Fac Auth
          Vocational Ed Pgm Ser A (AMBAC Insd)                  5.400   08/01/13       1,046,040
                                                                                   -------------
                                                                                       3,588,065
                                                                                   -------------

          TENNESSEE 2.1%
  1,750   Chattanoga, TN Hlth Ed & Hsg Fac Brd Rev
          CDFI Phase 1 LLC Proj Ser A Rfdg                      5.125   10/01/35       1,741,880
  1,500   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
          First Mtg Mtn States Rfdg (MBIA Insd)                 7.500   07/01/25       1,881,195
    410   Montgomery Cnty, TN Pub Impt Rfdg (FGIC
          Insd) (b)                                             5.500   05/01/16         455,153
  5,090   Montgomery Cnty, TN Pub Impt Rfdg
          (Prerefunded @ 05/01/12) (FGIC Insd) (b)              5.500   05/01/16       5,691,587
                                                                                   -------------
                                                                                       9,769,815
                                                                                   -------------

          TEXAS 14.4%
  2,685   Beaumont, TX Wtrwks & Swr Sys (Prerefunded
          @ 09/01/10) (FGIC Insd) (b)                           6.250   09/01/15       3,056,953
  5,425   Boerne, TX Indpt Sch Dist Bldg (PSF Gtd)              5.000   02/01/35       5,636,412
  1,275   Cameron Cnty, TX Ctf Oblig (Prerefunded @
          02/15/10) (AMBAC Insd) (b)                            5.750   02/15/13       1,394,876
  2,000   Dallas, TX Wtrwks & Swr Sys Rev Rfdg
          (Prerefunded @ 10/01/10)                              5.750   10/01/17       2,233,660
  4,000   Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser
          A Impt & Rfdg (AMT) (FGIC Insd)                       5.500   11/01/31       4,248,160
  4,000   Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser
          A (AMT) (FGIC Insd)                                   5.750   11/01/30       4,310,880
  2,000   Harris Cnty, TX Toll Rd Sub Lien Rfdg                 5.000   08/01/33       2,034,280
  5,000   Harris Cnty-Houston, TX Sports Auth Spl Rev
          Jr Lien Ser B Rfdg (MBIA Insd)                        5.250   11/15/40       5,240,900
  1,000   Houston, TX Arpt Sys Rev Sub Lien Ser A
          (AMT) (FSA Insd)                                      5.625   07/01/30       1,074,920
  3,000   Houston, TX Hotel Occupancy Tax & Spl Rev
          Convention & Entmt Ser B (AMBAC Insd)                 5.750   09/01/15       3,350,610
    130   Houston, TX Pub Impt & Rfdg (FSA Insd)                5.750   03/01/15         143,554
  6,000   Houston, TX Util Sys Rev First Lien Ser A
          Rfdg (FSA Insd)                                       5.250   05/15/21       6,511,680
  6,000   Houston, TX Util Sys Rev First Lien Ser A
          Rfdg (FGIC Insd)                                      5.250   05/15/23       6,493,260
  2,500   Mabank, TX Indpt Sch Dist (PSF Gtd)                   5.125   08/15/35       2,614,725
  1,500   Metropolitan Hlth Fac Dev Corp TX Wilson N
          Jones Mem Hosp Proj                                   7.250   01/01/31       1,552,545
  1,500   North Cent TX Hlth Fac Dev Hosp Baylor
          Hlthcare Sys Proj Ser A                               5.125   05/15/29       1,546,485
  4,000   North Cent TX Hlth Fac Dev Hosp Childrens
          Med Ctr Dallas (AMBAC Insd)                           5.250   08/15/32       4,248,760
  2,165   San Antonio, TX Elec & Gas Rev Sys Rfdg               5.375   02/01/16       2,375,590
  2,750   Texas St Vets Housing Assistance Pgm Vet
          Ser B (AMT) (FHA Gtd)                                 6.100   06/01/31       2,945,305
  3,000   University of TX Univ Rev Fin Sys Ser A               5.250   08/15/20       3,288,120
  2,300   University of TX Univ Rev Fin Sys Ser C
          (Prerefunded @ 08/15/11)                              5.375   08/15/19       2,542,305

                                                                                   -------------
                                                                                      66,843,980
                                                                                   -------------

          UTAH 0.0%
     50   Utah St Hsg Fin Agy Single Family Mtg
          Mezzanine Issue H1 (AMBAC Insd)                       6.000   07/01/12          51,334
                                                                                   -------------

          VIRGINIA 1.2%
  1,320   Fairfax Cnty, VA Ctf Part                             5.300   04/15/23       1,423,712
  1,000   Henrico Cnty, VA Indl Dev Auth Pub Fac
          Lease Rev Henrico Cnty Regl Jail Proj
          (Prerefunded @ 08/01/05)                              7.125   08/01/21       1,020,260
    600   Tobacco Settlement Fin Corp VA                        5.500   06/01/26         633,312
  2,500   Tobacco Settlement Fin Corp VA                        5.625   06/01/37       2,639,375
                                                                                   -------------
                                                                                       5,716,659
                                                                                   -------------

          WASHINGTON 6.7%
  2,500   Energy Northwest WA Elec Rev Proj No 3 Ser
          A Rfdg (FSA Insd)                                     5.500   07/01/18       2,753,900
  5,360   Energy Northwest WA Elec Rev Proj No 3 Ser
          B Rfdg (FSA Insd)                                     6.000   07/01/16       6,147,116
  1,485   Pierce Cnty, WA (Prerefunded @ 08/01/10)
          (AMBAC Insd) (b)                                      5.750   08/01/14       1,653,191
  1,500   Port Seattle, WA Rev Inter Lien Ser A Rfdg
          (MBIA Insd)                                           5.000   03/01/35       1,578,735
  1,000   Port Seattle, WA Rev Ser B (AMT) (MBIA Insd)          5.625   02/01/24       1,076,580
  1,435   Radford Ct Ppty WA Student Hsg Rev
          (MBIA Insd) (b)                                       6.000   06/01/15       1,613,313
  1,585   Radford Ct Ppty WA Student Hsg Rev
          (MBIA Insd) (b)                                       6.000   06/01/16       1,783,474
  1,000   Seattle, WA Muni Lt & Pwr Rev                         5.625   12/01/18       1,081,110
  5,500   Seattle, WA Wtr Sys Rev (MBIA Insd)                   5.000   09/01/34       5,763,725
  1,250   Skagit Cnty, WA Pub Hosp Dist No 001 Skagit
          Vly Hosp                                              5.500   12/01/30       1,293,350
  3,000   Spokane, WA Pub Fac Dist Hotel Motel &
          Sales Use Tax (MBIA Insd)                             5.250   09/01/33       3,191,940
  1,350   Tacoma, WA Elec Sys Rev Ser A Rfdg
          (FSA Insd)                                            5.750   01/01/15       1,502,550
  1,650   Tacoma, WA Elec Sys Rev Ser B Rfdg
          (FSA Insd)                                            5.500   01/01/12       1,831,781
                                                                                   -------------
                                                                                      31,270,765
                                                                                   -------------

          WISCONSIN 1.5%
  3,000   Central Brown Cnty Wtr Auth Wtr Sys Rev WI
          (AMBAC Insd)                                          5.000   12/01/30       3,169,770
  1,340   Oconto Falls, WI Pub Sch Dist Ser A Rfdg
          (Prerefunded @ 03/01/11) (FSA Insd) (b)               5.750   03/01/15       1,499,152
  2,000   Southeast WI Professional Baseball Pk Dist
          Sales Tax Rev Ser A Rfdg (MBIA Insd)                  5.500   12/15/20       2,323,180
                                                                                   -------------
                                                                                       6,992,102
                                                                                   -------------

          GUAM 0.7%
  3,000   Guam Pwr Auth Rev Ser A (AMBAC Insd)                  5.250   10/01/34       3,214,920
                                                                                   -------------

          PUERTO RICO 1.4%
  1,110   Puerto Rico Comwlth Aqueduct & Swr Auth Rev
          Rfdg (Comwlth Gtd)                                    5.000   07/01/15       1,135,863
  1,500   Puerto Rico Comwlth Infrastructure Fin Auth
          Spl Ser B                                             5.000   07/01/41       1,566,405
  3,500   Puerto Rico Pub Bldg Auth Rev Gtd Govt Fac
          Ser I (Comwlth Gtd)                                   5.250   07/01/33       3,749,480
                                                                                   -------------
                                                                                       6,451,748
                                                                                   -------------

TOTAL LONG-TERM INVESTMENTS 156.4%
   (Cost $668,287,434)                                                               726,566,558

SHORT-TERM INVESTMENT 0.0%
   (Cost $100,000)                                                                       100,000
                                                                                   -------------
TOTAL INVESTMENTS 156.4%
   (Cost $668,387,434)                                                               726,666,558

OTHER ASSETS IN EXCESS OF LIABILITIES 0.7%                                             3,280,046

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)
   (57.1%)                                                                          (265,224,608)
                                                                                   -------------
NET ASSETS APPLICABLE TO COMMON SHARES 100.0%                                      $ 464,721,996
                                                                                   =============

     Percentages are calculated as a percentage of net assets applicable to common shares.

*    Zero coupon bond

(a)  Securities purchased on a when-issued or delayed delivery basis.

(b)  The Trust owns 100% of the bond issuance.

(c) All or a portion of this security has been physically segregated in connection with open futures contracts.

(d) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.3% of net assets applicable to common shares.

(e) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(f) Security includes a put feature allowing the Trust to periodically put the security back to the issuer at ammortized cost on specified put dates. The interest rate shown represents the current interest rate earned by the Trust based on the most recent reset date.

ACA - American Capital Access
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
Comwth - Commonwealth of Puerto Rico
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corp.
PSF - Public School Fund
Radian - Radian Asset Assurance
XLCA - XL Capital Assurance Inc.

Future contracts outstanding as of July 31, 2005:

                                                                   UNREALIZED
                                                                   APPRECIATION/
                                                       CONTRACTS   DEPRECIATION
                                                       ---------   -------------
SHORT CONTRACTS:

U.S. Treasury Notes 5-Year Futures September 2005
   (Current Notional Value of $107,203 per contract)      854        $1,350,977

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Trust For Investment Grade Municipals

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

By: /s/ Phillip G. Goff
    -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: September 19, 2005